share-based compensation - TELUS Corporation share options (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2023 Options
share-based compensation
Exercise period	10 years	10 years
TELUS Corporation share options
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	2,755,300	2,755,300	3,050,300
Weighted average share price of options outstanding, beginning of period	$ 22.05		$ 22.04
Number of share options exercised | EquityInstruments	(774,899)	(774,899)
Weighted average share price of options exercised	$ 21.35
Number of share options forfeited | EquityInstruments	(201,500)	(201,500)	(295,000)
Weighted average share price of options forfeited	$ 22.11		$ 21.93
Number of share options outstanding, end of period | EquityInstruments	1,778,901	1,778,901	2,755,300
Weighted average share price of options outstanding, end of period	$ 22.35		$ 22.05
Number of options exercisable	1,518,901	1,518,901		24.67
Weighted average share option price, exercisable	$ 21.73
Weighted average remaining contractual life (years)	3 years 3 months 18 days	3 years 3 months 18 days
TELUS International (Cda) Inc. share options
share-based compensation
Weighted average share option price, exercisable		$ 14.81
Weighted average remaining contractual life (years)	7 years 2 months 12 days	7 years 2 months 12 days
Maximum | TELUS Corporation share options
share-based compensation
Exercise period			7 years